Asset Quality (Financial Impact and TDRs by Concession Type) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) loans	Dec. 31, 2015 USD ($) loans	Dec. 31, 2014 USD ($) loans
Financing Receivable, Modifications [Line Items]
Number of Loans | loans	11,405	11,120	12,499
Pre-TDR Recorded Investment	$ 769	$ 595	$ 707
Post-TDR Recorded Investment	703	520	621
Principal Forgiveness [Member]
Financing Receivable, Modifications [Line Items]
Post-TDR Recorded Investment		22	37
Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-TDR Recorded Investment	214	194	157
Other [Member]
Financing Receivable, Modifications [Line Items]
Post-TDR Recorded Investment	$ 489	$ 304	$ 427
Total commercial lending [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | loans	143	158	210
Pre-TDR Recorded Investment	$ 524	$ 284	$ 363
Post-TDR Recorded Investment	470	224	296
Total commercial lending [Member] | Principal Forgiveness [Member]
Financing Receivable, Modifications [Line Items]
Post-TDR Recorded Investment		22	37
Total commercial lending [Member] | Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-TDR Recorded Investment	57	4	22
Total commercial lending [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
Post-TDR Recorded Investment	$ 413	$ 198	$ 237
Total consumer lending [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | loans	11,262	10,962	12,289
Pre-TDR Recorded Investment	$ 245	$ 311	$ 344
Post-TDR Recorded Investment	233	296	325
Total consumer lending [Member] | Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-TDR Recorded Investment	157	190	135
Total consumer lending [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
Post-TDR Recorded Investment	$ 76	$ 106	$ 190